INCOME TAXES (Components of the Income Tax Expense (Recovery)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Current:
Canada	$ 22	$ 59
Foreign	338	133
Total	360	192
Deferred:
Canada
Foreign	38	(273)
Total	38	(273)
Income tax expense (recovery)	$ 398	$ (81)